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            SUPPLEMENT TO THE PROSPECTUS OF TCW GALILEO FUNDS, INC.

                              Dated: March 1, 2000

Under the section titled "To Open an Account" on page 17, the mailing address and wiring instructions are amended to change the instructions as follows:

  In writing

    Via Regular Mail

  TCW Galileo Funds, Inc.
  PFPC Inc.
  P.O. Box 8909
  Wilmington, DE 19899-8909

    Via Express, Registered or Certified Mail

  TCW Galileo Funds, Inc.
  c/o PFPC Inc.
  400 Bellevue Parkway, Suite 108
  Wilmington, DE 19809

  By Telephone

  Wire: Have your bank send your investment to:

  PNC Bank, Philadelphia, PA
  ABA No. 031-0000-53
  Account No. 86-1282-4023
  FBO TCW Galileo Value Opportunities Fund
  (Name on Fund Account)
  (Fund Account Number)

Under the section titled "To Sell or Exchange Shares" on page 18, the mailing instructions are amended to change the instructions as follows:

    Via Regular Mail

  TCW Galileo Funds, Inc.
  PFPC Inc.
  P.O. Box 8909
  Wilmington, DE 19899-8909

    Via Express, Registered or Certified Mail

  TCW Galileo Funds, Inc.
  PFPC Inc.
  400 Bellevue Parkway, Suite 108
  Wilmington, DE 19809

The transfer agent named on page 18 is PFPC Inc.

Under the section titled "For More Information" on page 21, the mailing address is changed as follows:

  In writing:

  TCW Galileo Funds, Inc.
  c/o PFPC Inc.
  P.O. Box 8909
  Wilmington, DE 19899-8909

November 17, 2000                                                      VONP 1100